Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2014
Contingent liabilities and commitments
Payments in respect of settlements, reimbursement rights		£ 217
Increase (Decrease) In Current Tax Liability	£ 650
Increase (decrease) in deferred tax liability (asset)	£ 350